Schedule of Construction and Development Loan Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Beginning balance	$ 56,650	$ 46,943
Originations and modifications	58,216	59,408
Principal collections	(57,895)	(49,658)
Transferred from loans receivables, net		(556)
Transferred to loans receivables, net		1,017
Change in builder deposit	(217)	95
Change in allowance for credit losses	1,832	(479)
Change in loan fees, net	(456)	(120)
Ending balance	$ 58,130	$ 56,650